Schedule of Investments (unaudited) December 31, 2019	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 18.9%
Applied Materials Inc.	1,503,125	$91,750,750
ASML Holding NV, NYS(a)(b)	242,057	71,634,349
Cabot Microelectronics Corp.	95,054	13,718,193
Entegris Inc.(b)	441,010	22,090,191
KLA Corp.	515,960	91,928,593
Lam Research Corp.	326,536	95,479,126
MKS Instruments Inc.(b)	178,361	19,621,494
Teradyne Inc.	548,078	37,373,439

		443,596,135

Semiconductors — 80.9%
Advanced Micro Devices Inc.(c)	2,224,606	102,020,431
Analog Devices Inc.	768,019	91,271,378
Broadcom Inc.	549,584	173,679,536
Cirrus Logic Inc.(c)	189,005	15,575,902
Cree Inc.(b)(c)	352,122	16,250,430
Intel Corp.	2,996,881	179,363,328
Marvell Technology Group Ltd.(b)	2,180,432	57,912,274
Maxim Integrated Products Inc.	884,837	54,426,324
Microchip Technology Inc.	781,304	81,818,155
Micron Technology Inc.(c)	1,826,593	98,234,172
Monolithic Power Systems Inc.	142,018	25,282,044
NVIDIA Corp.	803,030	188,952,959
NXP Semiconductors NV(b)	751,413	95,624,818
ON Semiconductor Corp.(b)(c)	1,342,793	32,737,293
Qorvo Inc.(c)	379,956	44,162,286
QUALCOMM Inc.	2,080,022	183,520,341
Semtech Corp.(c)	217,540	11,507,866
Silicon Laboratories Inc.(c)	141,889	16,456,286
Skyworks Solutions Inc.	557,158	67,349,259

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,640,496	$95,312,818
Texas Instruments Inc.	1,445,003	185,379,435
Xilinx Inc.	820,394	80,209,921

		1,897,047,256

Total Common Stocks — 99.8% (Cost: $2,105,406,346)		2,340,643,391

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	30,921,921	30,934,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	5,042,359	5,042,359

		35,976,649

Total Short-Term Investments — 1.5% (Cost: $35,974,760)		35,976,649

Total Investments in Securities — 101.3% (Cost: $2,141,381,106)		2,376,620,040

Other Assets, Less Liabilities — (1.3)%		(30,145,172)

Net Assets — 100.0%		$2,346,474,868

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,540,232	(21,618,311)	30,921,921	$30,934,290	$130,098	(a)	$14,931	$(11,182)
BlackRock Cash Funds: Treasury, SL Agency Shares	625,188	4,417,171	5,042,359	5,042,359	33,179		—	—

				$35,976,649	$163,277		$14,931	$(11,182)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Technology Index	57	03/20/20	$5,265	$105,972
Russell 2000 E-Mini	7	03/20/20	585	2,958

				$108,930

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® PHLX Semiconductor ETF

Futures Contracts

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,340,643,391	$—	$—	$2,340,643,391
Money Market Funds	35,976,649	—	—	35,976,649

	$2,376,620,040	$—	$—	$2,376,620,040

Derivative financial instruments(a)
Assets
Futures Contracts	$108,930	$—	$—	$108,930

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NYS	New York Registered Shares

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